Share-Based Payments (Details) $ / shares in Units, € in Thousands, $ in Thousands			12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Nov. 26, 2024 shares	Aug. 05, 2021 shares	Dec. 10, 2020 shares
Share-Based Payments [Line Items]
Vesting period			3 years
Total expense recognized related | €			€ 1,910		€ 1,960
Unamortized compensation expense | €			€ 1,870		€ 3,410
Grant of option shares			474,684		154,074	154,074
Price per share | $ / shares				$ 11.5
Forfeited of option shares			21,577		666,667	666,667
Options outstanding			600,000		800,000	800,000
Weighted average vesting period			2 years		3 years	3 years
Shares recognised | €			€ 3		€ 5
Ordinary shares [Member]
Share-Based Payments [Line Items]
Number of shares issued								3,818,969
Option to grant shares	1,137,000
Bottom of range [member]
Share-Based Payments [Line Items]
Forfeited term			2 years
Top of range [member]
Share-Based Payments [Line Items]
Forfeited term			3 years
Directors [Member]
Share-Based Payments [Line Items]
Grant of option shares			21,577
Forfeited of option shares					800,000	800,000
Non Executive Directors [Member]
Share-Based Payments [Line Items]
Option to grant shares		5,000
Restricted Share Units (RSUs) [Member]
Share-Based Payments [Line Items]
Grant shares			30,000		68,273	68,273
Number of shares issued				30,000	10,000	10,000
Vesting period			4 months 24 days		10 months 9 days	10 months 9 days
Total expense recognized related | €			€ 120		€ 470
Unamortized compensation expense			€ 10			$ 120
Restricted Share Units (RSUs) [Member] | 2021 Equity Incentive Plan [Member]
Share-Based Payments [Line Items]
Grant shares					68,273	68,273
Restricted Share Units (RSUs) [Member] | Employees and Directors [Member]
Share-Based Payments [Line Items]
Grant shares			30,000
Share options [Member]
Share-Based Payments [Line Items]
Price per share | $ / shares				$ 10.5		$ 10.5	$ 10.5
Trading days			20 days
Consecutive trading days			30 days
Share options [Member] | Ordinary shares [Member]
Share-Based Payments [Line Items]
Exercise price | $ / shares				$ 10.5
Additional purchase				200,000
Employees and Directors [Member]
Share-Based Payments [Line Items]
Option to grant shares			474,684		154,074	154,074
Ordinary shares [Member]
Share-Based Payments [Line Items]
Number of shares				22,923,368	14,919,017	14,919,017	1,103,368
Consecutive trading days			5 years
Ordinary shares [Member] | 2021 Equity Incentive Plan [Member]
Share-Based Payments [Line Items]
Authorized shares									1,000,000
Ordinary shares [Member] | Restricted Share Units (RSUs) [Member]
Share-Based Payments [Line Items]
Number of shares				1
Tranche 1 [Member] | Ordinary shares [Member]
Share-Based Payments [Line Items]
Grant of option shares			200,000
Exercise price | $ / shares				$ 10.5
Ordinary shares [Member]
Share-Based Payments [Line Items]
Number of shares issued				883,440						7,033,356
Ordinary shares [Member] | Share options [Member]
Share-Based Payments [Line Items]
Additional purchase				50,000
Price per share | $ / shares				$ 18